Appendix 2 Changes in the Scope of Consolidation	12 Months Ended
Dec. 31, 2017
Disclosure Of Scope Of Consolidation [Abstract]
Appendix 2 Changes in the Scope of Consolidation

APPENDIX 2 CHANGES IN THE SCOPE OF CONSOLIDATION:

This appendix is part of Note 2.4.1 “Changes in the scope of consolidation”.

	% Ownership
Company	December 31, 2017
	Direct	Indirect	Total	Consolidation method

CELG Distribuição S.A.	0.00%	99.93%	99.93%	Full integration
Enel Green Power Proyectos I (Volta Grande)	0.00%	100.00%	100.00%	Full integration

There were no incorporations into the scope of consolidation as of December 31, 2016 and January 1, 2016.

The following companies were eliminated from the scope of consolidation:

	% Ownership
Company	December 31, 2017 and 2016
	Direct	Indirect	Total	Consolidation method

Central Eólica Canela S.A. (1)	0.00%	75.00%	75.00%	Full integration
Centrales Hidroeléctricas De Aysén S.A. (1)	0.00%	51.00%	51.00%	Full integration
Chilectra Inversud S.A. (1)	0.00%	100.00%	100.00%	Full integration
Enel Distribución Chile S.A. (1)	99.08%	0.01%	99.09%	Full integration
Compañía Eléctrica Tarapacá S.A. (1)	3.78%	96.21%	99.99%	Full integration
Empresa Eléctrica de Colina Ltda. (1)	0.00%	100.00%	100.00%	Full integration
Empresa Eléctrica Pehuenche S.A. (1)	0.00%	92.65%	92.65%	Full integration
Enel Generación Chile S.A. (1)	59.98%	0.00%	59.98%	Full integration
Inversiones GasAtacama Holding Ltda. (1)	0.00%	100.00%	100.00%	Full integration
GasAtacama S.A. (1)	0.00%	100.00%	100.00%	Full integration
GasAtacama Chile S.A. (1)	0.00%	100.00%	100.00%	Full integration
Gasoducto TalTal S.A. (1)	0.00%	100.00%	100.00%	Full integration
Gasoducto Atacama Argentina S.A. (1)	0.00%	100.00%	100.00%	Full integration
GNL Norte S.A. (1)	0.00%	100.00%	100.00%	Full integration
Servicios Informáticos e Inmobiliarios Ltda. (1)	99.00%	1.00%	100.00%	Full integration
Inmobiliaria Manso de Velasco Ltda. (1)	99.99%	0.00%	99.99%	Full integration
Luz Andes Ltda. (1)	0.00%	100.00%	100.00%	Full integration
Progas S.A. (1)	0.00%	100.00%	100.00%	Full integration
Sociedad Agrícola de Cameros Ltda. (1)	0.00%	57.50%	57.50%	Full integration
Sociedad Concesionaria Túnel El Melón S.A. (1)	0.00%	100.00%	100.00%	Full integration
Transmisora Eléctrica de Quillota Ltda. (1)	0.00%	50.00%	50.00%	Full integration
Electrogas S.A. (1)	0.00%	42.50%	42.50%	Equity method
GNL Chile S.A. (1)	0.00%	33.33%	33.33%	Equity method
GNL Quintero S.A. (1)	0.00%	20.00%	20.00%	Equity method
Aysén Transmisión S.A. (1)	0.00%	51.00%	51.00%	Equity method
Aysén Energía S.A. (1)	0.00%	51.00%	51.00%	Equity method
Southern Cone Power Argentina S.A. (2)	0.00%	100.00%	100.00%	Full integration
Electrica Cabo Blanco, S.A.C. (3)	80.00%	20.00%	100.00%	Full integration
Generandes Perú S.A. (3)	100.00%	0.00%	100.00%	Full integration
Inversiones Distrilima S.A. (3)	100.00%	0.00%	100.00%	Full integration
Chilectra Inversud S.A. (4)	100.00%	0.00%	100.00%	Full integration
Emgesa Panama S.A. (5)	0.00%	48.48%	48.48%	Full integration

(1)	Beginning on March 1, 2016, all these companies are no longer within the scope of consolidation of the Company.
(2)	During May 2016, this company was taken over by Enel Argentina. The latter became the legal successor.
(3)	On May 5, 2017, these companies were taken over by Enel Perú S.A.C. The latter became the legal successor.
(4)	On January 1, 2017, this company was taken over by Enel Américas. The latter became the legal successor.
(5)	On June 26, 2017 this company was dissolved.

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